Deferred income (Tables)	9 Months Ended
Sep. 30, 2023
Deferred income
Schedule of deferred income

	September 30,	December 31,
	2023	2022
	€1,000	€1,000

Eli Lilly up-front payment and equity consideration: current portion	16,409	5,641
Eli Lilly up-front payment and equity consideration: non-current portion	51,598	65,569
Total deferred income	68,007	71,210